Auditors’ remuneration - Schedule of Fees Payable to Auditors by Outside Entities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
AUDITORS' REMUNERATION (Details) - Schedule of Fees Payable to Auditors by Outside Entities [Line Items]
Auditors' remuneration	£ 45.0	£ 43.1	£ 43.4
Audits of Group pension schemes
AUDITORS' REMUNERATION (Details) - Schedule of Fees Payable to Auditors by Outside Entities [Line Items]
Auditors' remuneration	0.5	0.5	0.5
Audits of the unconsolidated Open-Ended Investment Companies managed by the Group
AUDITORS' REMUNERATION (Details) - Schedule of Fees Payable to Auditors by Outside Entities [Line Items]
Auditors' remuneration	£ 0.2	£ 0.2	£ 0.2